BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Summary of Significant Investments in Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Percentage of direct and indirect equity interest rate	16.00%
Cofesur S.A.U.
Disclosure of subsidiaries [line items]
Percentage of direct and indirect equity interest rate	100.00%	100.00%	100.00%
Ferrosur Roca S.A.
Disclosure of subsidiaries [line items]
Percentage of direct and indirect equity interest rate	80.00%	80.00%	80.00%
Recycomb S.A.U.
Disclosure of subsidiaries [line items]
Percentage of direct and indirect equity interest rate	100.00%	100.00%	100.00%